DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,604	$ 21,276
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,699	4,019
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	19,108	17,632
Interest rate swaps, cross currency interest rate swaps and other | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,196	$ 2,091
Floating Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,926
Floating Interest Rate Benchmarked Against CORRA
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,943
Floating Interest Rate Benchmarked Against EURIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,585
Bank bill swap rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	681
Floating Interest Rate Benchmarked Against SONIA
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 469